As filed with the Securities and Exchange Commission on September 1, 2000
Securities Act File No. 333-34838 Investment Company Act File No. 811-6180

U.S. SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-14 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

| | |X|	Pre-Effective Amendment No. Post-Effective Amendment No. 1 (Check appropriate box or boxes)

Merrill Lynch Utilities and Telecommunications Fund, Inc. (Exact Name of Registrant as Specified in Charter)

(609) 282-2800 (Area Code and Telephone Number)

800 Scudders Mill Road Plainsboro, New Jersey 08536 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Terry K. Glenn
Merrill Lynch Utilities and Telecommunications Fund, Inc.
800 Scudders Mill Road, Plainsboro, New Jersey 08536
Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund:
SWIDLER BERLIN SHEREFF FRIEDMAN, LLP The Chrysler Building 405 Lexington Avenue New York, New York 10174 Attention: Joel H. Goldberg, Esq.	MERRILL LYNCH INVESTMENT MANAGERS, L.P. P.O. Box 9011 Princeton, New Jersey 08543-9011 Attention: Michael J. Hennewinkel, Esq.

This amendment consists of the following:

(1) Facing Sheet of the Registration Statement.

(2) Part C of the Registration Statement (including signature page).

Parts A and B are incorporated by reference from Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-34838) filed on May 24, 2000.

This amendment is being filed solely to file as Exhibit No. 12 to this Registration Statement the private letter ruling received from the Internal Revenue Service.

PART C. OTHER INFORMATION

Item 15. Indemnification.

 Reference is made to Article VI of Registrant’s Articles of Incorporation, as amended to date, Article VI of the Registrant’s Amended and Restated By-Laws (the “By-Laws”) and Section 2-418 of the Maryland General Corporation Law and Section 9 of the Distribution Agreements.

Article VI of the By-Laws provides that each officer and director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent legal counsel or the vote of a majority of a quorum of the directors who are neither “interested persons”, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding (“non-party independent directors”), after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Each officer and director of the Registrant claiming indemnification within the scope of Article VI of the Amended By-Laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the General Laws of the State of Maryland; provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his undertaking; (b) the Registrant is insured against losses arising by reason of the advance; (c) a majority of quorum of non-party independent directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

 The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland from liability arising from his activities as officer or director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

The Registrant may indemnify, make advances or purchase insurance to the extent provided in Article VI of the Amended By-Laws on behalf of an employee or agent who is not an officer or director of the Registrant.

The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties.

 The Management Agreement between Registrant and Merrill Lynch Asset Management, Inc. (now called Merrill Lynch Investment Managers, L.P.) (“MLIM”) limits the liability of MLIM to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard of their respective duties and obligations.

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Item 16. Exhibits.

1	(a)	—	Articles of Incorporation of Registrant.(1)
	(b)	—	Articles of Amendment.(2)
	(c)	—	Articles Supplementary.(2)
2		—	Amended and Restated By-Laws of the Registrant.(3)
3		—	Not Applicable.
4		—

Form of Agreement and Plan of Reorganization between the Registrant and Merrill Lynch Utility Income Fund, Inc. (included in Exhibit 1 to the Proxy Statement and Prospectus contained in this Registration Statement).(4)

5		—	Instruments defining the rights of shareholders (Incorporated by reference to Exhibits 1 and 2 above.)
6	(a)	—	Management Agreement between Registrant and MLIM.(5)
	(b)	—	Sub-Advisory Agreement between MLIM and Merrill Lynch Asset Management U.K. Limited.(6)
7	(a)	—	Class A Shares Distribution Agreement between Registrant and FAM Distributors, Inc. (the “Distributor”).(3)
	(b)	—	Class B Shares Distribution Agreement between Registrant and Distributor.(5)
	(c)	—	Class C Distribution Agreement between Registrant and Distributor.(3)
	(d)	—	Class D Distribution Agreement between Registrant and Distributor.(3)
8		—	None.
9		—	Custody Agreement between the Registrant and The Chase Manhattan Bank.(5)
10	(a)	—	Amended and Restated Class B Distribution Plan of the Registrant and Class B Distribution Plan Sub-Agreement.(7)
	(b)	—	Class C Distribution Plan and Class C Distribution Plan Sub-Agreement.(3)
	(c)	—	Class D Distribution Plan and Class D Distribution Plan Sub-Agreement.(3)
	(d)	—	Rule 18f-3 Plan of Registrant.(8)
11		—	Opinion and Consent of Piper Marbury Rudnick & Wolfe LLP, special counsel for the Registrant.(9)
12		—	Private Letter Ruling from the Internal Revenue Service.
13		—	Not applicable.
14		—	Consent of Deloitte & Touche LLP, independent auditors for the Registrant and Merrill Lynch Utility Income Fund, Inc.(9)
15		—	Not applicable.
16		—	Power of Attorney.(10)
17	(a)	—	Prospectus dated March 28, 2000 and Statement of Additional Information dated March 28, 2000 of the Registrant.(11)
	(b)	—	Annual Report to the Shareholders of the Registrant for the year ended November 30, 1999.(12)
	(c)	—	Prospectus dated December 8, 1999 and Statement of Additional Information dated December 8, 1999 of Merrill Lynch Utility Income Fund, Inc.(13)
	(d)	—	Annual Report to the Shareholders of Merrill Lynch Utility Income Fund, Inc. for the year ended August 31, 1999.(14)
	(e)	—	Semi-Annual Report to the Shareholders of Merrill Lynch Utility Income Fund, Inc. for the six months ended February 29, 2000.(15)
	(f)	—	Form of Proxy.(9)
	(g)	—	Shareholder Letter.(9)
	(h)	—	Q & A.(9)

(1)	Incorporated by reference to Exhibit 1 to the Registrant’s initial Registration Statement on form N-1A (File No. 33-37103).
(2)	Incorporated by reference to the identically numbered exhibit to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A (File No. 33-37103).
(3)	Incorporated by reference to the corresponding exhibit number to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A (File No. 33-37103), as set forth below:

Exhibit Number		Incorporated by Reference to Exhibit Number
2		2
7	(a)	6	(a)
7	(c)	6	(c)
7	(d)	6	(d)
10	(b)	15	(b)
10	(c)	15	(c)
10	(d)	17	(a)

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
(4)

Incorporated by reference to Exhibit 1 to the Proxy Statement and Prospectus contained in the Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-34838).

(5)	Incorporated by reference to the corresponding exhibit numbers to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File No. 33-37103), as set forth below:
Exhibit Number		Incorporated by Reference to Exhibit Number

6	(a)	5
7	(b)	6	(b)
9		8
(6)	Incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A (File No. 33-37103).
(7)	Incorporated by reference to Exhibit 15(a) to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A (File No. 33-37103).
(8)	Incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 13 to Registration Statement on Form N-1A of Merrill Lynch Multi-State Municipal Series Trust on January 25, 1996 (File Nos. 2-99473 and 811-4375).
(9)	Incorporated by reference to the identically numbered exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-34838).
(10)	Incorporated by reference to Exhibit No. 14(b) to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A as filed on March 28, 2000 (File No. 33-37103).
(11)	Incorporated by reference to Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A as filed on March 13, 2000 (File No. 33-37103).
(12)	Incorporated by reference to Registrant’s Annual Report on Form N-30D as filed on January 12, 2000 (File No. 33-37103).
(13)	Incorporated by reference to Post-Effective Amendment No. 8 to Merrill Lynch Utility Income Fund, Inc.’s Registration Statement on Form N-1A as filed on December 8, 1999 (File No. 33-49787).
(14)	Incorporated by reference to Merrill Lynch Utility Income Fund, Inc.’s Annual Report on Form N-30D as filed on October 26, 1999 (File No. 33-49787).
(15)	Incorporated by reference to Merrill Lynch Utility Income Fund, Inc.’s Semi-Annual Report on Form N-30D as filed on April 20, 2000 (File No. 33-49787).

Item 17. Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.
(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

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SIGNATURES
 As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro and the State of New Jersey, on the 1st day of September, 2000.

MERRILL LYNCH UTILITIES AND TELECOMMUNICATIONS FUND, INC.
(Registrant)

By:	/s/ TERRY K. GLENN (Terry K. Glenn, President)

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signatures	Title	Date

* (Terry K. Glenn)	President and Director (Principal Executive Officer)

* (Donald C. Burke)	Vice President and Treasurer (Principal Financial and Accounting Officer)

* (Ronald W. Forbs)	Director

* (Cynthia A. Montgomery)	Director

* (Charles C. Reilly)	Director

* (Kevin C. Ryan)	Director

* (Richard R. West)	Director

* (Arthur Zeikel)	Director

*By: /s/ TERRY K. GLENN	Director	September 1, 2000
(Terry K. Glenn, Attorney-in-Fact)

*	This Amendment has been signed by each of the persons so indicated by the undersigned as Attorney-in-Fact.

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INDEX TO EXHIBITS

Exhibit No.
12	—	Private Letter Ruling from the Internal Revenue Service.